PROPERTY, FURNITURE AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Property, Furniture And Equipment, Net [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2018, 2017, and 2016 was as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2018	2017	2016
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	421,639	1,139,916	591,449	513,536	615,059	158,608	64,019	3,504,226	3,409,369	3,455,442
Additions	–	3,339	9,589	25,002	39,270	6,868	97,391	181,459	143,851	110,151
Transfers	6	8,348	37,442	3,820	3,108	337	(53,061)	–	–	–
Disposals and others	(10,535)	10,774	(26,912)	(20,837)	(25,223)	(10,396)	(28,976)	(112,105)	(48,994)	(156,224)
Balance as of December 31	411,110	1,162,377	611,568	521,521	632,214	155,417	79,373	3,573,580	3,504,226	3,409,369

Accumulated depreciation -
Balance as of January 1	–	615,725	424,999	336,095	509,707	108,208	–	1,994,734	1,857,666	1,784,001
Depreciation for the year	–	30,607	45,831	33,419	47,234	13,047	–	170,138	178,895	182,845
Disposals and others	–	(14,071)	(13,726)	(16,056)	(20,619)	(7,522)	–	(71,994)	(41,827)	(109,180)
Balance as of December 31	–	632,261	457,104	353,458	536,322	113,733	–	2,092,878	1,994,734	1,857,666

Net carrying amount	411,110	530,116	154,464	168,063	95,892	41,684	79,373	1,480,702	1,509,492	1,551,703